Schedule of investments
Delaware Ivy VIP Smid Cap Core
September 30, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.67%
Basic Materials — 7.64%
Beacon Roofing Supply †	21,433	$ 1,172,814
Boise Cascade	17,638	1,048,755
Huntsman	77,812	1,909,506
Kaiser Aluminum	12,611	773,685
Minerals Technologies	25,349	1,252,494
Reliance Steel & Aluminum	16,192	2,824,047
Westrock	26,493	818,369
Worthington Industries	27,078	1,032,755
		10,832,425
Business Services — 5.19%
ABM Industries	23,275	889,803
Aramark	45,114	1,407,557
ASGN †	15,840	1,431,461
Casella Waste Systems Class A †	9,569	730,976
Clean Harbors †	8,408	924,712
WillScot Mobile Mini Holdings †	48,932	1,973,427
		7,357,936
Capital Goods — 11.43%
Ameresco Class A *, †	12,408	824,884
Barnes Group	9,327	269,364
Carlisle	4,495	1,260,443
Federal Signal	17,345	647,315
Gates Industrial †	32,131	313,598
Generac Holdings †	2,537	451,941
Graco	14,500	869,275
Jacobs Solutions	12,216	1,325,314
Kadant	3,373	562,650
KBR	20,677	893,660
Lincoln Electric Holdings	9,226	1,159,893
MasTec †	13,620	864,870
Oshkosh	11,603	815,575
Quanta Services	17,424	2,219,643
Regal Rexnord	6,222	873,320
Tetra Tech	6,041	776,450
WESCO International †	10,766	1,285,245
Zurn Elkay Water Solutions	32,012	784,294
		16,197,734
Communications Services — 0.78%
Switch Class A	32,742	1,103,078
		1,103,078
Consumer Discretionary — 5.68%
American Eagle Outfitters *	20,711	201,518
BJ's Wholesale Club Holdings †	17,614	1,282,476
Dick's Sporting Goods *	17,436	1,824,503
Five Below †	13,231	1,821,512
Malibu Boats Class A †	20,572	987,250
Steven Madden	46,242	1,233,274
	Number of shares	Value (US $)
Common Stocks (continued)
Consumer Discretionary (continued)
Tractor Supply	3,741	$ 695,377
		8,045,910
Consumer Services — 2.09%
Brinker International *, †	21,426	535,222
Jack in the Box *	7,473	553,525
Texas Roadhouse	12,038	1,050,436
Wendy's	44,244	826,920
		2,966,103
Consumer Staples — 2.82%
Casey's General Stores	9,204	1,863,994
Helen of Troy *, †	3,675	354,417
J & J Snack Foods	7,738	1,001,839
YETI Holdings †	27,453	782,960
		4,003,210
Credit Cyclicals — 2.69%
BorgWarner	28,389	891,415
Dana	35,173	402,027
KB Home	14,736	381,957
La-Z-Boy	24,022	542,177
Taylor Morrison Home †	21,257	495,713
Toll Brothers	26,198	1,100,316
		3,813,605
Energy — 5.91%
Chesapeake Energy *	27,902	2,628,648
Diamondback Energy	25,781	3,105,579
Liberty Energy Class A †	208,147	2,639,304
		8,373,531
Financials — 15.49%
Axis Capital Holdings	29,991	1,474,058
Comerica	17,822	1,267,144
East West Bancorp	30,248	2,030,851
Essent Group	31,775	1,107,994
Hamilton Lane Class A	10,097	601,882
Kemper	24,843	1,025,022
NMI Holdings Class A †	31,076	633,018
Primerica	14,548	1,795,951
Raymond James Financial	12,855	1,270,331
Reinsurance Group of America	14,299	1,798,957
SouthState	16,115	1,275,019
Stifel Financial	27,694	1,437,596
Umpqua Holdings	76,447	1,306,479
Valley National Bancorp	92,129	994,993
Webster Financial	36,904	1,668,061
Western Alliance Bancorp	17,702	1,163,729
WSFS Financial	23,602	1,096,549
		21,947,634
NQ-IV087 [9/22] 11/22 (2605372)    1

Schedule of investments
Delaware Ivy VIP Smid Cap Core   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Healthcare — 13.00%
Amicus Therapeutics †	57,428	$ 599,548
Azenta	15,127	648,343
Bio-Techne	3,893	1,105,612
Blueprint Medicines †	15,531	1,023,338
Catalent †	19,153	1,385,911
Encompass Health	21,304	963,580
Exact Sciences †	11,862	385,396
Halozyme Therapeutics †	31,817	1,258,044
ICON †	5,496	1,010,055
Insmed †	32,661	703,518
Inspire Medical Systems †	6,100	1,081,957
Ligand Pharmaceuticals †	10,063	866,525
Natera †	15,147	663,741
Neurocrine Biosciences †	14,103	1,497,880
QuidelOrtho †	8,035	574,342
Repligen †	7,603	1,422,597
Shockwave Medical †	6,270	1,743,499
Supernus Pharmaceuticals †	26,876	909,753
Ultragenyx Pharmaceutical †	14,219	588,809
		18,432,448
Media — 1.56%
IMAX †	31,757	448,409
Interpublic Group of Companies	39,701	1,016,345
Nexstar Media Group	4,455	743,317
		2,208,071
Real Estate Investment Trusts — 6.46%
Brixmor Property Group	67,263	1,242,348
Camden Property Trust	11,967	1,429,458
DiamondRock Hospitality	59,834	449,353
First Industrial Realty Trust	29,727	1,332,067
Kite Realty Group Trust	61,867	1,065,350
Life Storage	14,033	1,554,295
LXP Industrial Trust	64,073	586,909
Pebblebrook Hotel Trust	42,899	622,464
Physicians Realty Trust	57,822	869,643
		9,151,887
Technology — 13.05%
Blackline *, †	5,662	339,154
Box Class A †	14,205	346,460
Coherent †	23,986	835,912
Dynatrace †	20,001	696,235
ExlService Holdings †	13,761	2,027,821
Guidewire Software †	9,773	601,821
MACOM Technology Solutions Holdings †	16,094	833,508
MaxLinear †	26,616	868,214
ON Semiconductor *, †	22,663	1,412,585
Paycom Software †	1,299	428,657
	Number of shares	Value (US $)
Common Stocks (continued)
Technology (continued)
Procore Technologies †	12,779	$ 632,305
PTC †	14,737	1,541,490
Q2 Holdings †	15,454	497,619
Rapid7 †	11,123	477,177
Semtech †	15,276	449,267
Silicon Laboratories †	6,317	779,770
Smartsheet Class A †	17,427	598,792
Sprout Social Class A *, †	7,120	432,042
SS&C Technologies Holdings	8,949	427,315
Tyler Technologies †	785	272,787
Varonis Systems †	25,575	678,249
WNS Holdings ADR †	20,724	1,696,052
Yelp †	23,477	796,105
Ziff Davis †	12,069	826,485
		18,495,822
Transportation — 2.89%
Allegiant Travel †	6,693	488,455
Kirby †	19,699	1,197,108
Knight-Swift Transportation Holdings	22,693	1,110,369
Werner Enterprises	34,459	1,295,658
		4,091,590
Utilities — 1.99%
Black Hills	21,655	1,466,693
Spire	21,785	1,357,859
		2,824,552
Total Common Stocks (cost $166,686,431)		139,845,536

Short-Term Investments — 1.53%
Money Market Mutual Funds — 1.53%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 2.76%)	540,652	540,652
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 2.74%)	540,653	540,653
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 2.98%)	540,653	540,653

2    NQ-IV087 [9/22] 11/22 (2605372)

(Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 2.80%)	540,653	$ 540,653
Total Short-Term Investments (cost $2,162,611)		2,162,611

Total Value of Securities Before Securities Lending Collateral—100.20% (cost $168,849,042)		142,008,147

Securities Lending Collateral — 1.55%
Money Market Mutual Fund — 1.55%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 2.98%)	2,201,765	2,201,765
Total Securities Lending Collateral (cost $2,201,765)		2,201,765

Value (US $)

Total Value of Securities—101.75% (cost $171,050,807)	$144,209,912■
Obligation to Return Securities Lending Collateral — (1.55%)	(2,201,765)
Liabilities Net of Receivables and Other Assets — (0.20%)	(283,038)
Net Assets Applicable to 13,828,954 Shares Outstanding—100.00%	$141,725,109
†	Non-income producing security.
*	Fully or partially on loan.
■	Includes $11,237,037 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $9,423,614.
Summary of abbreviations:
ADR – American Depositary Receipt

NQ-IV087 [9/22] 11/22 (2605372)    3